SECURITIES AND EXCHANGE COMMISSION

                 Washington, DC  20549


                 Rule 24f-2 Notice for

       IAI Investment Funds V, Inc. (the "Fund")
                     File #33-1361



1.   The Fund's most recent fiscal year ended January
31, 1996.

2. No securities have been registered during the fiscal year ended January 31, 1996, other than pursuant to Rule 24f-2.

3.   During the fiscal year ending January 31, 1996,
     19,299,896 shares of Series A Common Stock, with an approximate value of $192,600,122 were sold in reliance upon Rule 24f-2. During the same period, the Fund redeemed 21,617,432 shares of Series A
     Common Stock, with an approximate value of $215,784,491, resulting in a net decrease of 2,317,536 shares of the Fund with an approximate value of $23,184,369.

4. Due to the fact that the Fund experienced a net decrease in assets during the fiscal year ending
     January 31, 1996, no registration fees are due pursuant to Rule 24f-2(c).

                         IAI Investment Funds V, Inc.


                         By________________________
                             William C. Joas
                             Its Secretary

                         Dated:  March 26, 1996